Leases - Summary of Financing Leases Term and Discount Rate (Details) - Southern Airways Corporation	Dec. 31, 2022
Schedule Of Financing Leases Term And Discount Rate [Line Items]
Weighted average remaining lease term	3 years 1 month 6 days
Weighted average discount rate	9.71%